Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ (72)	$ 541
State	1	2
Current Income Tax Expense (Benefit), Total	(71)	543
Deferred:
Federal	205	164
State
Deferred income tax expense	205	164
Total income tax expense	$ 134	$ 707